Derivative Financial Instruments - Summary of Derivative Instrument Transactions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of detailed information about financial instruments [line items]
Notional Amount	$ 19,446,028	$ 11,618,302	$ 12,717,145
Foreign currencies [member] | Forward currency purchases [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	38,861,567	30,145,543	27,648,329
Foreign currencies [member] | Forward currency sales [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	32,277,374	28,042,761
Foreign currencies [member] | Forward purchases by customers [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	3,673,954	583,221	396,281
Foreign currencies [member] | Forward currency sales by customer [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	10,156,620	5,472,881	2,202,703
Other asset [member] | Interest rate swap 1 [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	460,242	1,476	138,192
Other asset [member] | Interest rate swap 1 [member] | Cross Currency Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	1,561
Government securities [member] | Forward currency purchases [member] | Repo transactions [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	1,965,824	1,672,194	3,032,245
Government securities [member] | Forward currency sales [member] | Repo transactions [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	$ 2,061,516	$ 15,678,531
Dollar [member] | Written call options [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			18,794
Gold [member] | Written call options [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			303,032
Gold [member] | Purchased call options [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			$ 275,484